STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS (Details Textual) (USD $)	1 Months Ended							9 Months Ended		12 Months Ended				116 Months Ended	125 Months Ended	126 Months Ended
	Jan. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Oct. 31, 2009	Jul. 31, 2007	Mar. 31, 2007	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011	Sep. 30, 2012	Nov. 05, 2012	Sep. 07, 2011	Jul. 22, 2010
Weighted Average Remaining Life												2 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum								0.13%		0.13%	0.13%	0.13%	2.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum								2.97%		2.97%	2.97%	2.97%	4.50%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate								0.00%		0.00%	0.00%	0.00%	0.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum								54.00%		54.00%	54.00%	54.00%	53.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum								68.00%		66.00%	68.00%	68.00%	66.00%
Convertible Debt, Issuance Of Warrants							$ 100,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Volatility Description													The Company compiled historical volatilities over a period of 2 to 7 years of 15 small-cap medical companies traded on major exchanges and 10 mid-range medical companies on the OTC Bulletin Board and combined the results using a weighted average approach.
Amortization of debt discount	47,908		15,553		30,150	92,700	40,242	45,187	84,999	112,031	55,037			285,284	330,471
Debt Instrument Convertible Remaining Discount Amortization Period 1	24 months	24 months	18 months	22 months	24 months		5 years
Convertible Bridge Debt, Issuance Of Warrants						170,000	170,000
Debt Instrument, Maturity Date						Apr. 30, 2008				Mar. 31, 2012
Proceeds from Issuance of Debt		16,800	32,000	200,000	100,000										2,208,000
Warrants Issued During Period, Shares, In Connection With Convertible Debt	1,595,239	200,000	320,000	1,111,112	200,000
Equity Issuance Per Share Amount	$ 0.20	$ 0.084	$ 0.18	$ 0.46	$ 0.65					$ 1.67				$ 1.67		$ 1.67
Warrants Issued During Period, Value, In Connection With Convertible Debt		7,232		96,613
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate												1.37%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate												63.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number								11,993,687		4,888,660				4,888,660	11,993,687
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price								$ 0.09		$ 0.13				$ 0.13	$ 0.09
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Vested and Expected To Vest, Outstanding, Weighted Average Remaining Contractual Term 1								7 years 4 months 20 days		9 years 2 months 26 days
Employee Service Share-Based Compensation, Nonvested Awards, Total Compensation Cost Not Yet Recognized, Stock Options								34,752		130,123				130,123	34,752
Employee Service Share Based Compensation Nonvested Awards Total Compensation Cost Not Yet Recognized Period For Recognition 1								2 years		2 years
Issuance of common 10/23/02, $1.67/share (in shares)											4,552,862
Stockholders' Equity, Reverse Stock Split													"Under the terms of the Company''''s agreement with investors in the October 2008 financing, 1,920,000 shares of common stock were the maximum number of shares allocated to the Company''''s existing shareholders at the time of the offering (also referred to as the original shareholders or the ""Founders""). Since the total of the Company''''s fully diluted shares of common stock was greater than 1,920,000 shares, in order for the Company to proceed with the offering, the Board of Directors approved a reverse stock split of 1-for-1.2545. After this split was approved, additional options and warrants were identified, requiring a second reverse stock split in order to reach the 1,920,000 shares. The second reverse stock split on the reduced 1-for-1.2545 balance was determined to be 1-for-1.33176963. Taken together, if only one reverse stock split was performed, the number would have been a reverse stock split of 1-for-1.670705. On June 6, 2008, the Board of Directors approved the first reverse stock split. The authorized number of shares of common stock of 20,000,000 was proportionately divided by 1.2545 to arrive at 15,942,607. On October 20, 2008, the Board of Directors (i) approved the second reverse stock split pursuant to which the authorized number of shares of common stock of 15,942,607 was proportionately divided by 1.33177 to arrive at 11,970,994 shares and (ii) approved a resolution to increase the number of authorized shares of the Company''''s common stock from 11,970,994 to 40,000,000, which was approved by the Company''''s shareholders holding a majority of the shares entitled to vote thereon at a special meeting of shareholders held on December 3, 2008."
Common stock, shares authorized		200,000,000						200,000,000		200,000,000	200,000,000			200,000,000	200,000,000		200,000,000	80,000,000
Vested stock options and warrants								663,770	265,393	1,937,638	172,489			2,667,300	3,331,070
Allocated Share-based Compensation Expense										1,937,638	172,489
Stock Option And Warrants Expiration Date Discription								Stock options and warrants expire on various dates from October 2012 to September 2022.		Stock options and warrants expire on various dates from February 2012 to July 2021.
Convertible Notes One [Member]
Proceeds from Issuance of Debt	50,000
Convertible Notes Two [Member]
Proceeds from Issuance of Debt	50,000
Convertible Notes Three [Member]
Proceeds from Issuance of Debt	$ 50,000
Stock Options And Warrants [Member]
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate								0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate								0.38%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate								54.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Vested and Expected To Vest, Outstanding, Weighted Average Remaining Contractual Term 1								3 years
Stock Options And Warrants One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate								59.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Vested and Expected To Vest, Outstanding, Weighted Average Remaining Contractual Term 1								5 years
Stock Options And Warrants Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate								66.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Vested and Expected To Vest, Outstanding, Weighted Average Remaining Contractual Term 1								10 years
Minimum [Member]
Weighted Average Remaining Life								2 years		2 years	2 years	2 years	2 years 6 months
Issued - Average Exercise Price								$ 0.0120		$ 0.0126			0.102
Maximum [Member]
Weighted Average Remaining Life								6 years 6 months		6 years 6 months	6 years 6 months	6 years 6 months	7 years 6 months
Issued - Average Exercise Price								$ 0.1090		$ 1.67			0.336